Trade and other receivables	12 Months Ended
Jun. 30, 2025
Trade And Other Receivables
Trade and other receivables

10. Trade and other receivables

Trade and other receivables consist of the following:

	Consolidated Group
	2025 A$	2024 A$
Trade receivables, gross	585,662	922,392
Allowance for credit losses	(297,724)	(407,887)
Trade receivables	287,938	514,505

FY25 R&D tax incentive	571,418	-
Export Market Development Grant	-	36,600
Services contracts	16,051	232,460
Sundry receivables	940	10,382
Other receivables	588,409	279,442
Trade and other receivables	876,347	793,947

Prior year amounts relating to goods and services taxes receivable ($110,617) have been reclassified to “Trade and other payables” (refer Note 16) for consistency with the current year presentation. The effect of this reclassification is to show the net goods and services taxes payable and had no effect on the reported results of operations.

The closing balance of the trade receivables loss allowance as at 30 June 2025 reconciles with the trade receivables loss allowance opening balance as follows:

Opening loss allowance as at 1 July 2023	360,777
Loss allowance recognized during the year	386,127
Loss allowance used during the year	(339,017)
Loss allowance as at 30 June 2024	407,887
Loss allowance recognized during the year	256,054
Loss allowance used during the year	(366,217)
Loss allowance as at 30 June 2025	297,724

All amounts are short term. The net carrying value of trade receivables is considered a reasonable approximation of fair value.

All of the Group’s trade and other receivables have been reviewed for indicators of impairment by ascertaining the solvency of the debtor and are provided for where there are specific circumstances indicating that the debt may not be fully repaid to the Group. The balance takes into consideration increasing interest rates and other global economic conditions that may affect the ability of our customers to pay their accounts in a timely manner.

The current impairment provision applies the IFRS 9 expected loss model.